Changes in significant accounting policies - Summary of Measuring Lease Liabilities for Leases that were Previously Classified as Operating Leases (Detail) - Increase (decrease) due to changes in accounting policy required by IFRSs [member]
₽ in Thousands
Jan. 01, 2019 RUB (₽)
Disclosure Of Measuring Lease Liabilities For Leases Previously Classified As Operating Leases [Line Items]
Beginning Balance	₽ 443,292
Discounted using the incremental borrowing rate at January 1, 2019	343,455
Ending Balance	₽ 343,455